Discontinued Operations (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended	24 Months Ended	25 Months Ended
	Dec. 31, 2009 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Discontinued Operations [Abstract]
Proceeds from sale of certain assets and production intellectual property	€ 5,000	€ 3,500	$ 12,253	€ 8,500